13FCON P 11/14/02 CONFIDENTIAL

[redacted]

01074974

NON-PUBLIC

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

CONFIDENTIAL TREATMENT EXPIRED

Institutional Investment Manager Filing this Report:

Name: Citigroup Inc.*
Address: 399 Park Avenue
New York, New York 10043

Form 13F File Number: 28-2427

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Joseph B. Wollard
Title: Assistant Secretary
Phone: (212) 559-1000

J. B. Wollard

PROCESSED
JAN 23 2004
THOMSON FINANCIAL

Signature, Place, and Date of Signing:

/s/ Joseph B. Wollard New York, New York November 14, 2001

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

* Indicates institutional investment managers requesting confidential treatment of certain information.

CONFIDENTIAL TREATMENT REQUESTED CONFIDENTIAL

Form 13F Summary Page
September 30, 2001

Report Summary:

Number of Other Included Managers: 5
Form 13F Information Table Entry Total: 48
Form 13F Information Table Value Total: $479,426,000

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number	Name
1	28-3072	399 Venture Partners, Inc.
2*	28-1876	Associated Madison Companies, Inc.
3	28-6215	Citibank Canada
4	28-5339	Citibank International Plc
5	28-5341	Citibank Investments Limited
6	28-749	Citibank, N.A.
7	28-6217	Citibank (New York State)
8*	28-5347	Citibank Overseas Investment Corporation
9	28-1833	Citibank (Switzerland)
10	28-45	Citicorp
11	28-7574	Citicorp Banking Corporation
12	28-6221	Citicorp Funding, Inc.
13	28-6323	Citicorp Strategic Technology Corporation
14	28-1090	Citicorp Venture Capital, Ltd.
15	28-5343	Citigroup Holdings Company
16	28-4024	SSB Citi Fund Management LLC
17*	28-5154	PFS Services, Inc.
18	28-4684	Plaza LLC
19	28-4442	The Robinson-Humphrey Company, LLC
20	28-2568	Salomon Brothers Asset Management Inc.
21	28-7570	Salomon Brothers Europe Limited
22	28-1114	Salomon Brothers Holding Company Inc.
23	28-7568	Salomon Brothers International Limited
24	28-6229	Salomon Brothers UK Equity Limited
25	28-7566	Salomon International LLC
26	28-1109	Salomon Smith Barney Holdings Inc.
27	28-541	Salomon Smith Barney Inc.
28	28-3197	SAMBA Capital Management International Limited
29	28-7564	Saudi American Bank
30	28-5476	Smith Barney Corporate Trust Company
31	28-6251	Citigroup Asset Management Limited
32	28-3308	Travelers Asset Management International Company LLC
33	28-5774	Travelers Property Casualty Corp.
34	28-4686	The Travelers Indemnity Company
35*	28-1299	The Travelers Insurance Company
36*	28-4152	The Travelers Insurance Group Inc.
37	28-2551	The Travelers Investment Management Company
38*	28-6022	Tribeca Management, L.L.C.

* Indicates institutional investment managers requesting confidential treatment of certain information.

CONFIDENTIAL

CONFIDENTIAL TREATMENT REQUESTED

CITIGROUP INC.
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
FORM 13F AS OF 09/30/01

NAME OF ISSUER (1)	TITLE OF CLASS (2)	CUSIP (3)	FAIR MARKET VALUE (000) (4)	SHARES OR PRINCIPAL AMOUNT (5)	INVESTMENT DISCRETION SOLE (6) (A)	INVESTMENT DISCRETION SHARED (6) (B)	INVESTMENT DISCRETION SHARED (6) (C)	MANAGERS (7)	VOTING AUTHORITY (8) SOLE (A)	VOTING AUTHORITY (8) SHARED (B)	VOTING AUTHORITY (8) NONE (C)
STRATEGY: RISK ARBITRAGE											
(CONFIDENTIAL TREATMENT REQUESTED UNTIL 12/31/01)											
*** RTS ELAN CORP PLC	EQU	G29539148001	69	429,100		X		2,17,35,36,38			429,100
*** C MAC INDUSTRIES INC	EQU	125920108001	7,803	397,300		X		2,17,35,36,38			397,300
HOTJOBS.COM INC	EQU	441474103000	1,977	350,000		X		2,17,35,36,38			350,000
LIBERTY FINANCIAL COS INC	EQU	530512102000	1,595	50,000		X		2,17,35,36,38			50,000
ULTRAMAR DIAMOND SHAMROCK CORP	EQU	904000106000	10,890	225,000		X		2,17,35,36,38			225,000
TOTAL MARKET VALUE FOR THIS PAGE			22,334								

CONFIDENTIAL

CONFIDENTIAL TREATMENT REQUESTED

CITIGROUP INC.
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
FORM 13F AS OF 09/30/01

NAME OF ISSUER (1)	TITLE OF CLASS (2)	CUSIP (3)	FAIR MARKET VALUE (000) (4)	SHARES OR PRINCIPAL AMOUNT (5)	INVESTMENT DISCRETION (6) SOLE (A)	SHARED (B)	(C)	MANAGERS (7)	VOTING AUTHORITY (8) SOLE (A)	SHARED (B)	NONE (C)
STRATEGY: LONG-TERM ARBITRAGE & CONVERGENCE											
(CONFIDENTIAL TREATMENT REQUESTED UNTIL 11/14/02)											
*** GLOBAL CROSSING CONV PFD	EQU	G3921A126001	1,045	55,000		X		2,17,35,36,38			55,000
*** GLOBAL CROSSING LTD 6.75%	EQU	G3921A134001	5,313	125,000		X		2,17,35,36,38			125,000
AFFILIATED MANAGERS GRP CONV	COR	008252AA60B0	5,408	6,000,000		X		2,17,35,36,38			6,000,000
AFFIL MANAGERS GRP CONV	COR	008252AC20B0	1,352	1,500,000		X		2,17,35,36,38			1,500,000
AKAMAI TECH CONV	COR	00971TAC50B0	1,700	4,097,000		X		2,17,35,36,38			4,097,000
ALLIED RISER COMMUNICATIONS	COR	019496AA60B0	550	2,000,000		X		2,17,35,36,38			2,000,000
ATMEL CORP CV	COR	049513AD60B0	14,125	50,000,000		X		2,17,35,36,38			50,000,000
CV THERAPEUTICS	COR	126667AB00B0	10,418	12,495,000		X		2,17,35,36,38			12,495,000
CELL THERAPEUTIC INC CV	COR	150934AA50B0	6,352	6,250,000		X		2,17,35,36,38			6,250,000
CEPHALON INC CONV	COR	156708AB50B0	10,890	12,000,000		X		2,17,35,36,38			12,000,000
CHARTER COMM INC CONV	COR	16117MAA50B0	4,920	5,928,000		X		2,17,35,36,38			5,928,000
CHARTER COMM INC CV	COR	16117MAB30B0	11,680	14,072,000		X		2,17,35,36,38			14,072,000
COR THERAPEUTICS INDUSTRIAL	COR	217753AE20B0	1,273	1,500,000		X		2,17,35,36,38			1,500,000
E TRADE GROUP	COR	269246AB00R0	10,747	17,800,000		X		2,17,35,36,38			17,800,000
E TRADE GROUP INC CV	COR	269246AC80B0	18,228	23,000,000		X		2,17,35,36,38			23,000,000
EL PASO CORPORATION CONV	COR	28336LAA70B0	28,700	70,000,000		X		2,17,35,36,38			70,000,000
ENZON INC CONV SUB NOTES	COR	293904AA60B0	28,153	31,500,000		X		2,17,35,36,38			31,500,000
GLOBESPAN INC CONV	COR	379571AA00B0	6,513	10,000,000		X		2,17,35,36,38			10,000,000
INHALE THERAPEUTICS INC CONV	COR	457191AG90B0	5,302	9,750,000		X		2,17,35,36,38			9,750,000
INHALE THERAPEUTICS INC CONV	COR	457191AH70B0	3,398	6,250,000		X		2,17,35,36,38			6,250,000
INTERLIANT INC CONV	COR	458742AA10B0	1,558	9,740,000		X		2,17,35,36,38			9,740,000
IVAX CORP CONV	COR	465823AE20B0	13,620	16,000,000		X		2,17,35,36,38			16,000,000
LSI LOGIC CORP CONV SUB NTS	COR	502161AD40B0	984	1,000,000		X		2,17,35,36,38			1,000,000
LATTICE SEMICONDUCTOR CORP SUB	COR	518415AC80R0	9,244	9,326,000		X		2,17,35,36,38			9,326,000
LUCENT TECHNOLOGIES INC 8% RED	EQU	549463206000	6,760	65,000		X		2,17,35,36,38			65,000
MEDAREX INC CV	COR	583916AA90B0	4,496	5,500,000		X		2,17,35,36,38			5,500,000
MERRILL LYNCH & CO CV	COR	590188A650B0	9,775	20,000,000		X		2,17,35,36,38			20,000,000
NETWORK PLUS CONV PFD 7.50%	EQU	64122D605000	250	50,000		X		2,17,35,36,38			50,000
*** NORTEL NETWORKS CORP NEW	COR	656568AA00B1	6,300	7,500,000		X		2,17,35,36,38			7,500,000
PROVIDIAN FINANCIAL CORP CONV	COR	74406AAA00B0	1,973	3,000,000		X		2,17,35,36,38			3,000,000
PROVIDIAN FINANCIAL CORP CONV	COR	74406AAB80R0	16,198	49,650,000		X		2,17,35,36,38			49,650,000
RESMED INC CV	COR	761152AA50B0	4,629	4,500,000		X		2,17,35,36,38			4,500,000
ROYAL CARIBBEAN CRUISES LTD	COR	780153AM40B0	27,715	92,000,000		X		2,17,35,36,38			92,000,000
SPX CORP CV ZERO CPN-RULE 144A	COR	784635AC80B0	7,420	14,000,000		X		2,17,35,36,38			14,000,000
SANMINA CORP CONV	COR	800907AD90R0	172	500,000		X		2,17,35,36,38			500,000
SEPRACOR INC SUB DEB CONV	COR	817315AH70B0	16,575	20,000,000		X		2,17,35,36,38			20,000,000
SEPRACOR INC CONV	COR	817315AL80B0	50,719	75,000,000		X		2,17,35,36,38			75,000,000
UTS SPRINT CORP	EQU	852061605000	19,880	700,000		X		2,17,35,36,38			700,000
TYCO INTL LTD CONV	COR	902124AC00B0	14,975	20,000,000		X		2,17,35,36,38			20,000,000
USTINTERNETWORKING INV CV SUB	COR	917311AH50B0	3,910	23,000,000		X		2,17,35,36,38			23,000,000

TOTAL MARKET VALUE FOR THIS PAGE 393,220

CONFIDENTIAL

CONFIDENTIAL TREATMENT REQUESTED

CITIGROUP INC.
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
FORM 13F AS OF 09/30/01

NAME OF ISSUER (1)	TITLE OF CLASS (2)	CUSIP (3)	FAIR MARKET VALUE (000) (4)	SHARES OR PRINCIPAL AMOUNT (5)	INVESTMENT DISCRETION (6) SOLE (A)	SHARED (B)	(C)	MANAGERS (7)	VOTING AUTHORITY (8) SOLE (A)	SHARED (B)	NONE (C)
VERIZON GLOBAL GDG CORP	COR	92343VAA2OB0	53,081	95,000,000		X		2,17,35,36,38			95,000,000
VIMPELCOM CONV	COR	927185AA6OB0	9,144	9,500,000		X		2,17,35,36,38			9,500,000
WESTERN DIGITAL CORP CV S/D	COR	958102AH8OB0	1,647	4,575,000		X		2,17,35,36,38			4,575,000
TOTAL MARKET VALUE FOR THIS PAGE				63,872							
TOTAL				479,426							